Share-based payment arrangements (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) shares $ / shares	Jun. 30, 2025 USD ($) shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 3.56		$ 3.73	$ 5.32
Number of share options outstanding in share-based payment arrangement | shares	7,999,151,000		7,641,161	7,507,841
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 0.002	$ 0.002
Number of share options granted in share-based payment arrangement | shares	674,673,000	1,905,684
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 0.168	$ 6.89
Number of share options exercised in share-based payment arrangement | shares	(286,145,000)	(1,299,314)
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares	$ 0.002	$ 13.18
Number of share options forfeited in share-based payment arrangement | shares	(30,538,000)	(473,050)
Average exercise price per share, Vested and exercisable at the end of the year | $ / shares	$ 6.68		$ 7.84
Number of options and RSUs and PSUs, Vested and exercisable at the end of the year | shares	2,471,337,000		1,652,474
Adjustments for share-based payments | $	$ 12,555	$ 10,931